UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanno Point Capital Management LLC
Address:  623 Fifth Avenue, 16th Floor,
          New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Sanno Point Capital Management LLC

Phone: (212) 588-7100

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        November 9, 2007
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          50

Form 13F Information Table Value Total:  $ 328,056 (Value in 1000's)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS     		CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AMERICREDIT CORP	     CV 2.125% 9/13	03060RAR2 9050    11000000  PRN               SOLE                11000000   0       0
ADVANCED MICRO DEVICES       COM	 	007903107 730     200000    SH	     PUT      SOLE		  0	     0  200000
ADVANCED MICRO DEVICES	     CV 6% 5/15		007903AL1 4509    5000000   PRN               SOLE                5000000    0       0
AES CORP		     COM  	  	00130H105 1008    50300     SH                SOLE                50300      0       0
AES CORP		     COM		00130H105 380     100000    SH       PUT      SOLE                0          0  100000
ALLIED WASTE INDUSTRIES      COM  	  	019589308 1077    84500     SH                SOLE                84500      0       0
ALLIED WASTE INDUSTRIES      COM  	  	019589308 369     250000    SH       PUT      SOLE                0    	     0  250000
AMBAC FINANCIAL GROUP INC    COM		023139108 7864	  125000    SH		      SOLE		  125000     0       0
AMBAC FINANCIAL GROUP INC    COM		023139108 4070	  200000    SH	     PUT      SOLE		  0          0  200000
AMKOR TECHNOLOGY INC   	     COM  		031652100 1270	  110210    SH		      SOLE 		  110210     0       0
AMKOR TECHNOLOGY INC   	     COM  		031652100 920	  200000    SH	     PUT      SOLE 		  0          0  200000
ARVINMERITOR INC	     CV 4.625% 3/26	043353AF8 10545   1000000   PRN		      SOLE		  10000000    0	     0
AUTOZONE INC		     COM		053332102 5819    50100	    SH		      SOLE		  50100	     0	     0
AUTOZONE INC		     COM 		053332102 101	  50000	    SH	     PUT      SOLE		  0	     0	 50000
BEAZER HOMES USA INC	     COM		07556Q105 821     99500     SH  	      SOLE 		  99500      0       0
BEAZER HOMES USA INC	     COM		07556Q105 1868    150000    SH  	      SOLE 		  0          0  150000
BOWATER INC		     COM		102183100 1015    68000     SH  	      SOLE 		  68000      0       0
BOWATER INC		     COM		102183100 1095    100000    SH       PUT      SOLE 		  0          0  100000
BOSTON PROPERTIES LTD 	     CV 2.875% 2/37     10112RAK0 4745    5000000   PRN    	      SOLE                5000000    0       0
CHARTER COMM INC             CV 5.875% 11/09	16117MAE7 33660	  26000000  PRN	 	      SOLE		  26000000   0       0
CHESAPEAKE CORP		     CV 2.5% 05/37	165167BZ9 32327   31500000  PRN		      SOLE		  31500000   0	     0
CHESAPEAKE CORP		     CV 2.75% 11/35	165167BW6 37928   34500000  PRN		      SOLE		  34500000   0	     0
DYNEGY INC		     COM		26817G102 398     43100     SH		      SOLE 		  43100      0       0
DYNEGY INC		     COM		26817G102 195     100000    SH	     PUT      SOLE 		  0          0  100000
EASTMAN KODAK CO	     CV 3.375% 10/33	277461BE8 5333    5000000   PRN               SOLE                5000000    0       0
ERP OPER LTD		     CV 3.85% 11/26	26884AAV5 14804   15000000  PRN		      SOLE		  15000000   0       0
GOODYEAR TIRE & RUBBER CO    COM 		382550101 11	  150000    SH	     PUT      SOLE		  0          0  150000
GOODYEAR TIRE & RUBBER CO    CV 4% 6/34  	382550AR2 30652	  12000000  PRN		      SOLE		  12000000   0       0
LEAR CORP		     COM		521865105 642     20000     SH		      SOLE                20000      0       0
LEAR CORP		     COM                521865105 1523    150000    SH       PUT      SOLE                0	     0  150000
LEHMAN BROTHERS HOLDINGS INC COM		524908100 2606    42216     SH		      SOLE		  42216	     0       0
LEHMAN BROTHERS HOLDINGS INC COM		524908100 863     150000    SH	     PUT      SOLE		  0	     0  150000
LEXMARK INTL INC - A	     COM		529771107 1126	  27101	    SH	     	      SOLE		  27101      0       0
LEXMARK INTL INC - A	     COM 		529771107 234     26000     SH       PUT      SOLE	          0          0   26000
MIRANT CORP NEW 	     WARRANT EXP 1/11   60467R126 1188    53900     SH                SOLE                53900      0       0
MIRANT CORP NEW		     WARRANT EXP 1/11   60467R118 31741   1497600   SH                SOLE                1497600    0       0
OMNICOM GROUP INC      	     CV 0% 2/31	  	681919AK2 10264   10000000  PRN  	      SOLE		  10000000   0       0
RELIANT ENERGY INC	     COM		75952B105 1285    50200	    SH		      SOLE		  50200	     0       0
RELIANT ENERGY INC	     COM		75952B105 650     100000    SH	     PUT      SOLE		  0	     0  100000
SIX FLAGS INC 		     PFD 7.25% 8/09     83001P505 5741    273400    SH  	      SOLE  	   	  273400     0       0
STARWOOD HOTELS & RESORTS    COM		85590A401 8961	  147500    SH		      SOLE                147500     0       0
STARWOOD HOTELS & RESORTS    COM		85590A401 800  	  100000    SH	     PUT      SOLE                0          0  100000
STARWOOD HOTELS & RESORTS    COM		85590A401 2050    100000    SH	     PUT      SOLE                0          0  100000
TRIBUNE CO		     COM		896047107 3382	  123800    SH	 	      SOLE		  123800     0       0
TRIBUNE CO		     COM		896047107 623	  150000    SH	     PUT      SOLE		  0          0  150000
TIME WARNER INC              CV 2.375% 4/26     887319AC5 13380	  10000000  PRN 	      SOLE                10000000   0	     0
vISTEON CORP		     COM		92839U107 613	  119100    SH	              SOLE                119100     0       0
vISTEON CORP		     COM		92839U107 3107	  1150700   SH	     PUT      SOLE                0          0 1150700
VORNADO REALTY TRUST	     CV 2.85% 4/27      929042AC3 11250   12000000  PRN    	      SOLE 		  12000000   0       0
WCI INC                      CV 4% 8/23         92923CAK0 13463   15000000  PRN 	      SOLE                15000000   0       0

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